SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Balance due from Sanovas - beginning of period	$ 15,069	$ (0)	$ (0)	$ (0)
Costs paid by Sanovas on the Company's behalf	34,510	87,785	127,967	26,837
Costs of Sanovas allocated to the Company	750,639	1,248,154	1,301,246	692,420
Repayment of costs charged by Sanovas to the Company	(215,489)	(1,099,200)	(1,086,156)	(103,200)
Subtotal	554,591	236,739	343,057	616,057
Capital Contribution by Sanovas				(350,000)
Retirement of due to Sanovas through the issuance of 390,358 and 358,126 shares of common stock to Sanovas Ophthalmology, respectively	(390,358)	(358,126)	(358,126)	(266,057)
Balance due to Sanovas - ending of period	164,233	(121,387)	15,069	(0)
Balance due from Sanovas - beginning of period	$ (15,069)	$ 0	$ 0	$ 0